Document and Entity Information	Dec. 21, 2023
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 21, 2023
Entity Registrant Name	SQZ BIOTECHNOLOGIES COMPANY
Entity Incorporation State Country Code	DE
Entity File Number	001-39662
Entity Tax Identification Number	46-2431115
Entity Address Address Line 1	PO Box 5515
Entity Address City Or Town	Wayland
Entity Address State Or Province	MA
Entity Address Postal Zip Code	01778
City Area Code	617
Local Phone Number	758-8672
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	SQZB
Security Exchange Name	NONE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001604477
Amendment Flag	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	200 Arsenal Yards Blvd
Entity Address Address Line 2	Suite 200
Entity Address City Or Town	Watertown
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02472